SEGMENTAL INFORMATION GEOGRAPHIC SEGMENT DATA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	$ 101,587	$ 78,299	$ 189,277	$ 153,226
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	25,101	18,606	49,269	35,793
Vessels, net	403,186		403,186		413,967
UNITED ARAB EMIRATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	11,974	11,932	23,817	23,818
Vessels, net	137,817		137,817		142,757
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	16,353	16,392	33,278	32,469
Vessels, net	226,730		226,730		233,734
KUWAIT
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	14,097	0	14,716	0
Vessels, net	$ 309,453		$ 309,453		$ 0